Interests in subsidiaries (Detail 1.2) € in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Individually significant subsidiaries of UBS AG
Share capital	$ 304,000,000			$ 322,000,000
UBS Americas Holding LLC
Individually significant subsidiaries of UBS AG
Company	UBS Americas Holding LLC
Registered office	Wilmington, Delaware, USA
Primary business division	Group Functions
Share capital	$ 5,150,000,000.0
Equity interest accumulated in %	100.00%
Common share capital	$ 1,000
Preference share capital	$ 5,150,000,000
UBS Americas Inc.
Individually significant subsidiaries of UBS AG
Company	UBS Americas Inc.
Registered office	Wilmington, Delaware, USA
Primary business division	Group Functions
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS Asset Management AG
Individually significant subsidiaries of UBS AG
Company	UBS Asset Management AG
Registered office	Zurich, Switzerland
Primary business division	Asset Management
Share capital | SFr		SFr 43.2
Equity interest accumulated in %	100.00%
UBS Bank USA
Individually significant subsidiaries of UBS AG
Company	UBS Bank USA
Registered office	Salt Lake City, Utah, USA
Primary business division	Global Wealth Management
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS Europe SE
Individually significant subsidiaries of UBS AG
Company	UBS Europe SE
Registered office	Frankfurt, Germany
Primary business division	Global Wealth Management
Share capital | €			€ 446.0
Equity interest accumulated in %	100.00%
UBS Financial Services Inc.
Individually significant subsidiaries of UBS AG
Company	UBS Financial Services Inc.
Registered office	Wilmington, Delaware, USA
Primary business division	Global Wealth Management
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS Securities LLC
Individually significant subsidiaries of UBS AG
Company	UBS Securities LLC
Registered office	Wilmington, Delaware, USA
Primary business division	Investment Bank
Share capital	$ 1,283,100,000
Equity interest accumulated in %	100.00%
Common share capital	$ 100,000
Preference share capital	$ 1,283,000,000
UBS Switzerland AG
Individually significant subsidiaries of UBS AG
Company	UBS Switzerland AG
Registered office	Zurich, Switzerland
Primary business division	Personal & Corporate Banking
Share capital | SFr		SFr 10.0
Equity interest accumulated in %	100.00%
UBS AG
Individually significant subsidiaries of UBS AG
Share capital	$ 338,000,000			$ 338,000,000
UBS AG | UBS Americas Holding LLC
Individually significant subsidiaries of UBS AG
Company	UBS Americas Holding LLC
Registered office	Wilmington, Delaware, USA
Primary business division	Group Functions
Share capital	$ 5,150,000,000.0
Equity interest accumulated in %	100.00%
Common share capital	$ 1,000
Preference share capital	$ 5,150,000,000
UBS AG | UBS Americas Inc.
Individually significant subsidiaries of UBS AG
Company	UBS Americas Inc.
Registered office	Wilmington, Delaware, USA
Primary business division	Group Functions
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS AG | UBS Asset Management AG
Individually significant subsidiaries of UBS AG
Company	UBS Asset Management AG
Registered office	Zurich, Switzerland
Primary business division	Asset Management
Share capital	$ 43,200,000
Equity interest accumulated in %	100.00%
UBS AG | UBS Bank USA
Individually significant subsidiaries of UBS AG
Company	UBS Bank USA
Registered office	Salt Lake City, Utah, USA
Primary business division	Global Wealth Management
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS AG | UBS Europe SE
Individually significant subsidiaries of UBS AG
Company	UBS Europe SE
Registered office	Frankfurt, Germany
Primary business division	Global Wealth Management
Share capital	$ 446,000,000.0
Equity interest accumulated in %	100.00%
UBS AG | UBS Financial Services Inc.
Individually significant subsidiaries of UBS AG
Company	UBS Financial Services Inc.
Registered office	Wilmington, Delaware, USA
Primary business division	Global Wealth Management
Share capital	$ 0.0
Equity interest accumulated in %	100.00%
UBS AG | UBS Securities LLC
Individually significant subsidiaries of UBS AG
Company	UBS Securities LLC
Registered office	Wilmington, Delaware, USA
Primary business division	Investment Bank
Share capital	$ 1,283,100,000
Equity interest accumulated in %	100.00%
Common share capital	$ 100,000
Preference share capital	$ 1,283,000,000
UBS AG | UBS Switzerland AG
Individually significant subsidiaries of UBS AG
Company	UBS Switzerland AG
Registered office	Zurich, Switzerland
Primary business division	Personal & Corporate Banking
Share capital	$ 10,000,000.0
Equity interest accumulated in %	100.00%